CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended			12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Cash flows from operating activities
Net (loss) / income	$ (14,880,000)		$ 821,000
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation and amortization expense	1,004,000		873,000
Stock-based compensation expense	1,626,000		2,482,000
Deferred tax benefit	(230,000)		(146,000)
Accrued income from long-term investments	(141,000)		(129,000)
Provision for expected credit loss	1,074,000
Gain on lease termination	(13,000)
Others	(50,000)		(1,000)
Change in fair value of forward purchase agreement put option liability	17,247,000
Change in fair value of derivative warrant liabilities	(852,000)
Loss on issuance of shares against accounts payable	48,000
Changes in operating assets and liabilities:
Accounts receivable	(6,070,000)		(2,630,000)
Prepaid expenses and other current assets	(623,000)		(505,000)
Operating right-of-use assets	(825,000)		(6,200,000)
Other assets	416,000		(1,737,000)
Accounts payable	451,000		(177,000)
Accrued compensation and related benefits, current	(22,000)		(1,397,000)
Other current liabilities	29,000		4,174,000
Operating lease liabilities	926,000		6,452,000
Other liabilities	910,000		438,000
Net cash provided by (used in) operating activities	25,000	$ 33,723	2,318,000	$ (446,617)
Cash flows from investing activities
Acquisition of property and equipment	(1,062,000)		(1,388,000)
Issuance of loans to affiliates	(1,730,000)		(1,041,000)
Payments received for loans to affiliates	1,722,000		1,011,000
Net cash provided by investing activities	(1,070,000)	189,434,603	(1,418,000)
Cash flows from financing activities
Net proceeds from short term borrowings	1,748,000		1,012,000
Payment of promissory note liability	(1,500,000)
Payment of insurance financing liability	(239,000)
Proceeds from long-term debt	575,000		138,000
Repayment of long-term debt	(388,000)
Payment of finance lease obligations	(323,000)		(290,000)
Payment of deferred transaction costs	(2,055,000)		(434,000)
Net changes in net shareholders’ investment	(10,000)		18,000
Proceeds from issuance of common stock and forward purchase agreement in connection with Business Combination, net	8,666,000
Net cash used in financing activities	6,474,000	(189,508,040)	444,000	(8,461)
Effect of exchange rate changes on cash and cash equivalents	(17,000)		(51,000)
Net decrease in cash	5,412,000	(39,714)	1,293,000	(455,078)
Cash and cash equivalents at the beginning of the period	1,131,000	$ 1,644,000	351,000
Cash and cash equivalents at the end of the period	6,543,000		1,644,000	$ 1,644,000
Supplemental cash flow disclosure:
Cash paid for interest	253,000		171,000
Cash paid for income taxes, net of refunds	1,057,000		789,000
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs included in accounts payable and other current liabilities	908,000		569,000
Equipment acquired under finance lease obligations	313,000		82,000
Property and equipment purchase included in accounts payable	81,000		9,000
Settlement of accounts payable through issuance of Class A ordinary shares to vendors	855,000
Assumption of net liabilities from Business Combination	$ 38,994,000